Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 26,449	$ 54,990,797	$ (63,615,421)	$ (8,598,175)
Beginning Balance, shares at Dec. 31, 2018	26,448,881
Fair value of vested stock options issued to employees		49,692		49,692
Fair value of unvested stock options issued to consultants		101,419		101,419
Shares issued to related party for collateral pursuant to outstanding secured convertible note agreements	$ 4,255			4,255
Shares issued to related party for collateral pursuant to outstanding secured convertible note agreements, shares	4,255,319
Forfeit restricted shares	$ (22)	22
Forfeit restricted shares, shares	(21,610)
Net Loss			(3,424,811)	(3,424,811)
Ending balance, value at Dec. 31, 2019	$ 30,682	55,141,930	(67,040,232)	(11,867,620)
Ending Balance, shares at Dec. 31, 2019	30,682,590
Net Loss			(596,900)	(596,900)
Ending balance, value at Mar. 31, 2020	$ 30,682	55,141,930	(67,637,132)	(12,464,520)
Ending Balance, shares at Mar. 31, 2020	30,682,590
Beginning balance, value at Dec. 31, 2019	$ 30,682	55,141,930	(67,040,232)	(11,867,620)
Beginning Balance, shares at Dec. 31, 2019	30,682,590
Net Loss				(976,930)
Ending balance, value at Jun. 30, 2020	$ 30,682	55,141,930	(68,017,162)	(12,844,550)
Ending Balance, shares at Jun. 30, 2020	30,682,590
Beginning balance, value at Dec. 31, 2019	$ 30,682	55,141,930	(67,040,232)	(11,867,620)
Beginning Balance, shares at Dec. 31, 2019	30,682,590
Net Loss			(1,824,690)	(1,824,690)
Ending balance, value at Dec. 31, 2020	$ 30,682	55,141,930	(68,864,922)	(13,692,310)
Ending Balance, shares at Dec. 31, 2020	30,682,590
Beginning balance, value at Mar. 31, 2020	$ 30,682	55,141,930	(67,637,132)	(12,464,520)
Beginning Balance, shares at Mar. 31, 2020	30,682,590
Net Loss			(380,030)	(380,030)
Ending balance, value at Jun. 30, 2020	$ 30,682	55,141,930	(68,017,162)	(12,844,550)
Ending Balance, shares at Jun. 30, 2020	30,682,590
Beginning balance, value at Dec. 31, 2020	$ 30,682	55,141,930	(68,864,922)	(13,692,310)
Beginning Balance, shares at Dec. 31, 2020	30,682,590
Net Loss			(431,747)	(431,747)
Ending balance, value at Mar. 31, 2021	$ 30,682	55,141,930	(69,296,669)	(14,124,057)
Ending Balance, shares at Mar. 31, 2021	30,682,590
Beginning balance, value at Dec. 31, 2020	$ 30,682	55,141,930	(68,864,922)	(13,692,310)
Beginning Balance, shares at Dec. 31, 2020	30,682,590
Net Loss				(923,645)
Ending balance, value at Jun. 30, 2021	$ 30,682	55,141,930	(69,788,567)	(14,615,955)
Ending Balance, shares at Jun. 30, 2021	30,682,590
Beginning balance, value at Mar. 31, 2021	$ 30,682	55,141,930	(69,296,669)	(14,124,057)
Beginning Balance, shares at Mar. 31, 2021	30,682,590
Net Loss			(491,898)	(491,898)
Ending balance, value at Jun. 30, 2021	$ 30,682	$ 55,141,930	$ (69,788,567)	$ (14,615,955)
Ending Balance, shares at Jun. 30, 2021	30,682,590